Staff costs - Additional information (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2023 USD ($) EquityInstruments Options	Sep. 30, 2022 USD ($) EquityInstruments Options	Sep. 30, 2021 USD ($) Options
Disclosure of transactions between related parties [line items]
Employee benefits capitalised within intangible assets	$ 1,956	$ 4,920	$ 3,478
Total remuneration for key management personnel	3,056	3,795	3,331
Total pension contributions of key management personnel	$ 112	$ 89	$ 86
Restricted Stock Units
Disclosure of transactions between related parties [line items]
Total shares granted to key management personnel | EquityInstruments	3,093,686	2,758,039
Key management personnel
Disclosure of transactions between related parties [line items]
Number of share options granted | Options	0	0	15,000
Key management personnel | Restricted Stock Units
Disclosure of transactions between related parties [line items]
Total shares granted to key management personnel | EquityInstruments	552,158	1,268,469